Line of Credit (Details) (USD $)				0 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 19, 2013 Revolving Credit Facility [Member]	Jan. 18, 2013 Revolving Credit Facility [Member] Payment	Sep. 30, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Sep. 30, 2013 Dell Business Credit Line [Member]
Line of Credit (Textual)
Line of credit facility, maximum borrowing capacity						$ 150,000	$ 150,000	$ 50,000
Line of credit maturity date				Sep. 17, 2017		Dec. 18, 2018	Dec. 18, 2018
Line of credit renewed date							Dec. 18, 2012
Rate of interest above prime rate							6.50%
Prime rate of interest							3.25%
Outstanding balance				133,334			150,000
Revolving line of credit with a bank	46,166	25,000	98,500			25,865	25,000	46,166
Number Of Payments Due					72
Revolving line of credit, first payment due amount				$ 3,209	$ 2,083